Supplemental Guarantor Information Supplemental Condensed Consolidating Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Home sales revenue	$ 69,406	$ 261,668	$ 125,142	$ 78,836	$ 42,303	$ 146,894	$ 57,878	$ 19,202	$ 56,235	$ 507,949	$ 280,209	$ 56,094
Fee building revenue	55,617	60,781	52,761	30,028	42,937	47,732	29,099	26,429	46,630	186,507	149,890	93,563
Revenue, Net	125,023				85,240					694,456	430,099	149,657
Cost of home sales	60,065	221,700	105,799	69,390	36,670	122,485	48,741	16,598	47,408	433,559	235,232	46,843
Land sale impairment		1,150	0	0	0					1,150	0	0
Fee building	53,926	58,040	50,832	28,317	40,914	43,663	27,028	25,209	43,777	178,103	139,677	89,057
Home sales impairments		2,350	0	0	0					2,350	0	0
Cost of Sales	113,991				77,584					615,162	374,909	135,900
Home sales	9,341	37,618	19,343	9,446	5,633					72,040	44,977	9,251
Gross Profit Land Sales		(1,150)	0	0	0					(1,150)	0	0
Gross Profit Fee Building	1,691	2,741	1,929	1,711	2,023					8,404	10,213	4,506
Gross Profit	11,032				7,656					79,294	55,190	13,757
Selling and marketing expenses	(5,001)				(3,476)					(26,744)	(13,741)	(3,983)
General and administrative expenses	(5,090)				(5,175)					(25,882)	(20,278)	(12,420)
Equity in net income of unconsolidated joint ventures	306				(7)					7,691	13,767	8,443
Income (Loss) from Subsidiaries, before Tax	0				0					0	0	0
Other income (expense), net	113				(109)					(409)	(1,027)	(794)
Income before income taxes	1,360	22,080	9,042	3,939	(1,111)	19,471	6,594	415	7,431	33,950	33,911	5,003
Provision for income taxes	(524)				242					(13,024)	(12,533)	(246)
Net income	836				(869)					20,926	21,378	4,757
Net loss attributable to noncontrolling interest	10				55					96	310	30
Net Income (Loss) Attributable to Parent	846	$ 13,780	$ 5,547	$ 2,509	(814)	$ 12,226	$ 4,444	$ 449	$ 4,569	21,022	21,688	4,787
Parent [Member]
Home sales revenue	0				0					0	0	0
Fee building revenue	0				0					0	0	0
Revenue, Net	0				0					0	0	0
Cost of home sales	0				0					0	0	0
Land sale impairment										0
Fee building	490				470					2,240	1,735	1,589
Home sales impairments										0
Cost of Sales	490				470					2,240	1,735	1,589
Home sales	0				0					0	0	0
Gross Profit Land Sales										0
Gross Profit Fee Building	(490)				(470)					(2,240)	(1,735)	(1,589)
Gross Profit	(490)				(470)					(2,240)	(1,735)	(1,589)
Selling and marketing expenses	0				0					0	0	0
General and administrative expenses	(779)				(3,183)					(14,719)	(13,602)	(6,978)
Equity in net income of unconsolidated joint ventures	0				0					0	0	0
Income (Loss) from Subsidiaries, before Tax	1,672				1,605					32,091	31,423	10,678
Other income (expense), net	18				18					(119)	(301)	96
Income before income taxes	421				(2,030)					15,013	15,785	2,207
Provision for income taxes	425				1,216					6,009	5,903	2,580
Net income	846				(814)					21,022	21,688	4,787
Net loss attributable to noncontrolling interest	0				0					0	0	0
Net Income (Loss) Attributable to Parent	846				(814)					21,022	21,688	4,787
Guarantor Subsidiaries [Member]
Home sales revenue	69,406				38,496					502,792	269,225	53,508
Fee building revenue	55,617				43,052					186,662	150,220	93,563
Revenue, Net	125,023				81,548					689,454	419,445	147,071
Cost of home sales	60,034				33,270					428,881	225,379	44,773
Land sale impairment										1,150
Fee building	53,436				40,444					175,863	137,942	87,468
Home sales impairments										2,350
Cost of Sales	113,470				73,714					608,244	363,321	132,241
Home sales	9,372				5,226					71,561	43,846	8,735
Gross Profit Land Sales										(1,150)
Gross Profit Fee Building	2,181				2,608					10,799	12,278	6,095
Gross Profit	11,553				7,834					81,210	56,124	14,830
Selling and marketing expenses	(5,001)				(3,018)					(26,058)	(12,378)	(3,485)
General and administrative expenses	(4,311)				(1,992)					(11,163)	(6,676)	(5,442)
Equity in net income of unconsolidated joint ventures	306				(7)					7,691	13,767	8,443
Income (Loss) from Subsidiaries, before Tax	0				0					0	0	0
Other income (expense), net	95				(140)					(303)	(414)	(812)
Income before income taxes	2,642				2,677					51,377	50,423	13,534
Provision for income taxes	(949)				(974)					(19,033)	(18,436)	(2,826)
Net income	1,693				1,703					32,344	31,987	10,708
Net loss attributable to noncontrolling interest	0				0					0	0	0
Net Income (Loss) Attributable to Parent	1,693				1,703					32,344	31,987	10,708
Non-Guarantor Subsidiaries [Member]
Home sales revenue	0				3,807					5,157	10,984	2,586
Fee building revenue	0				0					0	0	0
Revenue, Net	0				3,807					5,157	10,984	2,586
Cost of home sales	31				3,400					4,678	9,853	2,070
Land sale impairment										0
Fee building	0				0					0	0	0
Home sales impairments										0
Cost of Sales	31				3,400					4,678	9,853	2,070
Home sales	(31)				407					479	1,131	516
Gross Profit Land Sales										0
Gross Profit Fee Building	0				0					0	0	0
Gross Profit	(31)				407					479	1,131	516
Selling and marketing expenses	0				(458)					(686)	(1,363)	(498)
General and administrative expenses	0				0					0	0	0
Equity in net income of unconsolidated joint ventures	0				0					0	0	0
Income (Loss) from Subsidiaries, before Tax	0				0					0	0	0
Other income (expense), net	0				(102)					(142)	(642)	(78)
Income before income taxes	(31)				(153)					(349)	(874)	(60)
Provision for income taxes	0				0					0	0	0
Net income	(31)				(153)					(349)	(874)	(60)
Net loss attributable to noncontrolling interest	10				55					96	310	30
Net Income (Loss) Attributable to Parent	(21)				(98)					(253)	(564)	(30)
Consolidation, Eliminations [Member]
Home sales revenue	0				0					0	0	0
Fee building revenue	0				(115)					(155)	(330)	0
Revenue, Net	0				(115)					(155)	(330)	0
Cost of home sales	0				0					0	0	0
Land sale impairment										0
Fee building	0				0					0	0	0
Home sales impairments										0
Cost of Sales	0				0					0	0	0
Home sales	0				0					0	0	0
Gross Profit Land Sales										0
Gross Profit Fee Building	0				(115)					(155)	(330)	0
Gross Profit	0				(115)					(155)	(330)	0
Selling and marketing expenses	0				0					0	0	0
General and administrative expenses	0				0					0	0	0
Equity in net income of unconsolidated joint ventures	0				0					0	0	0
Income (Loss) from Subsidiaries, before Tax	(1,672)				(1,605)					(32,091)	(31,423)	(10,678)
Other income (expense), net	0				115					155	330	0
Income before income taxes	(1,672)				(1,605)					(32,091)	(31,423)	(10,678)
Provision for income taxes	0				0					0	0	0
Net income	(1,672)				(1,605)					(32,091)	(31,423)	(10,678)
Net loss attributable to noncontrolling interest	0				0					0	0	0
Net Income (Loss) Attributable to Parent	$ (1,672)				$ (1,605)					$ (32,091)	$ (31,423)	$ (10,678)